Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [Abstract]
Schedule of information of revenue
	Year ended December 31,
	2018	2017	2016
Apparel
-Wholesale	13,584,754	15,034,800	32,127,083
-Retail	2,375,773	6,983,592	5,529,985
Subtotal	15,960,527	22,018,392	37,657,068
Subcontracting	2,574,588	1,744,144	3,543,137
	18,535,115	23,762,536	41,200,205